Investment Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Due within one year	$ 240
Due from one to five years	8,434
Due from five to ten years	58,540
Due after ten years	140,750
Mortgage-backed securities	299,222
Total	507,186	$ 406,422
Estimated Fair Value
Due within one year	240
Due from one to five years	8,128
Due from five to ten years	49,599
Due after ten years	113,589
Mortgage-backed securities	273,838
Total	$ 445,394